Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other liabilities
Accrued expenses and other liabilities

11.  Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payroll and welfare payable	264,600	164,226	23,590
Accrued marketing expense	38,536	25,683	3,689
Other taxes payable	24,399	18,540	2,663
Others	173,904	188,957	27,141
Total	501,439	397,406	57,083